Law Offices of

Stradley, Ronon, Stevens & Young, LLP

     2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

April 6, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

RE: Lincoln Variable Insurance Products Trust (1933 Act File No. 333-
157756; 1940 Act File No. 811-08090) – Reorganization of Delaware VIP
Balanced Series with and into LVIP Delaware Foundation Moderate Allocation Fund
Pre-Effective Amendment No. 1 to the N-14 filed on March 6, 2009 And Request for Acceleration

Dear Sir or Madam:

     Filed herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form N-14 (the “Registration Statement”) of Lincoln Variable Insurance Products Trust (the “Registrant”) filed on March 6, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”). The Amendment is being filed to respond to comments from Ellen Sazzman and Tony Burek, both staff of the Securities and Exchange Commission, and to insert certain newly available information.

     The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) prospectuses of the LVIP Delaware Foundation Moderate Allocation Fund—Standard Class and Service Class dated March 25, 2009; (ii) statement of additional information of the LVIP Delaware Foundation Moderate Allocation Fund—Standard Class and Service Class dated March 25, 2009; (iii) annual report of the Delaware VIP Balanced Series for the fiscal year ended December 31, 2008; (iv) prospectuses of the Delaware VIP Balanced Series—Standard Class and Service Class dated April 29, 2008, as supplemented to date; and (vi) statement of additional information of the Delaware VIP Balanced Series dated April 29, 2008.

     Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Lincoln Financial Distributors, Inc., respectfully request that the effectiveness of the Registrant’s Registration Statement, as amended by the Pre-

Effective Amendment, be accelerated to Monday, April 6, 2009, or as soon as practicable thereafter. It is our understanding that Ms. Sazzman has previously discussed the possible acceleration of the Registration Statement, as amended by the Pre-Effective Amendment, with Samuel K. Goldstein of Stradley Ronon Stevens & Young, LLP.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8128.

Very truly yours, /s/William P. Flory, Jr. William P. Flory, Jr. Second Vice President and Chief Accounting Officer Lincoln Variable Insurance Products Trust

                                                     /s/James J. Ryan
                                                         James J. Ryan
                                                        Vice President Lincoln Financial Distributors, Inc